Condensed Statement of Changes in Stockholders' Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance Beginning at Apr. 29, 2015	$ 0	$ 0	$ 0	$ 0
Balance Beginning (In Shares) at Apr. 29, 2015		0
Sale of common stock to sponsor	25,000	$ 517	24,483	0
Sale of common stock to sponsor (In Shares)		5,175,000
Sale of 20,000,000 Units, net of underwriters’ commissions	188,000,000	$ 2,000	187,998,000	0
Sale of 20,000,000 Units, net of underwriters’ commissions (In Shares)		20,000,000
Proceeds from issuance of Private Placement Warrants	6,750,000	$ 0	6,750,000	0
Offering expenses	(517,145)	0	(517,145)	0
Forfeiture of initial stockholder's shares pursuant to partial exercise of underwriters’ over-allotment	0	$ (18)	18	0
Forfeiture of initial stockholder's shares pursuant to partial exercise of underwriters’ over-allotment (In Shares)		(175,000)
Common stock subject to possible redemption or tender	(188,163,570)	$ (1,881)	(188,161,689)	0
Common stock subject to possible redemption or tender (In Shares)		(18,816,357)
Net loss	(1,094,284)	$ 0	0	(1,094,284)
Balance Ending at Dec. 31, 2015	5,000,001	$ 618	$ 6,093,667	$ (1,094,284)
Balance Ending (In Shares) at Dec. 31, 2015		6,183,643
Net loss	(161,674)
Balance Ending at Mar. 31, 2016	$ 5,000,001